Subsequent Events (Details) ft² in Thousands, $ in Millions	Apr. 20, 2023 USD ($) ft²	Mar. 22, 2023 USD ($) numberOfNotes	Mar. 06, 2023 USD ($)	Mar. 03, 2023 USD ($)	Apr. 02, 2023 USD ($)	Jan. 01, 2023 USD ($)
Subsequent Event [Line Items]
Unamortized debt issuance costs					$ 75	$ 0
Long-term debt					$ 7,676	$ 0
Commercial Paper
Subsequent Event [Line Items]
Maturity term				364 days
Credit facility				$ 4,000
Senior notes
Subsequent Event [Line Items]
Number of series of senior unsecured notes | numberOfNotes		8
Debt instrument, face amount		$ 7,750
Proceeds from Issuance of debt		7,700
Unamortized debt issuance costs		75
The Revolving Credit Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Maturity term			5 years
Credit facility			$ 4,000
Subsequent Event
Subsequent Event [Line Items]
Approximate number of square feet to be leased (in sq ft) | ft²	290
Expected lease expense	$ 10
Initial lease term (in years)	15 years
Long-term debt		$ 7,690
Subsequent Event | Commercial Paper
Subsequent Event [Line Items]
Credit facility				$ 4,000
Subsequent Event | Senior notes
Subsequent Event [Line Items]
Number of series of senior unsecured notes | numberOfNotes		8
Debt instrument, face amount		$ 7,750
Proceeds from Issuance of debt		7,690
Unamortized debt issuance costs		$ 65
Subsequent Event | The Revolving Credit Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Maturity term			5 years
Credit facility			$ 4,000